Commitments, Charges and Contingent Liabilities (Details Narrative) - ILS (₪)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019		Dec. 08, 2020	Aug. 19, 2019
Reserve Quantities [Line Items]
Property, plant and equipment	₪ 86,509,000	₪ 53,470,000
Revenue	219,677,000	65,035,000	₪ 8,926,000
Profit (loss) for the year	7,293,000	₪ (36,040,000)	₪ (5,893,000)	[1]
Estimated financial effect of contingent liabilities						₪ 686,000,000
Medical Cannabis Growing Agreement [Member] | Third Party [Member]
Reserve Quantities [Line Items]
Estimated financial effect of contingent liabilities					₪ 2,271,310
Kibbutz Beit HaEmek [Member]
Reserve Quantities [Line Items]
Property, plant and equipment	10,000,000
Inventory and biological assets	1,000,000
Revenue	2,000,000
Profit (loss) for the year	₪ 1,000,000
Operations attributable to related entity	30.00%
Kibbuutz Nir-Oz [Member]
Reserve Quantities [Line Items]
Property, plant and equipment	₪ 50,000,000
Inventory and biological assets	12,000,000
Revenue	22,000,000
Profit (loss) for the year	₪ 2,000,000
Operations attributable to related entity	26.00%

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. Following the reverse split, the loss data per share was presented retrospectively for the periods presented in the financial statements in accordance with the provisions of International Accounting Standard 33 regarding earnings per share